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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES



		Investment Company Act file number 811-21108

                          Pioneer Large Cap Growth Fund
               (Exact name of registrant as specified in charter)


                       60 State Street, Boston, MA 02109
              (Address of principal executive offices) (ZIP code)


            Dorothy E. Bourassa, Pioneer Investment Management, Inc.,
                       60 State Street, Boston, MA 02109
                    (Name and address of agent for service)


Registrant's telephone number, including area code:  (617) 742-7825


Date of fiscal year end:  March 31


Date of reporting period:  April 1, 2005 through September 30, 2005


Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.


ITEM 1. REPORTS TO SHAREOWNERS.

--------------------------------------------------------------------------------

                                     PIONEER
                                     -------
                                    LARGE CAP
                                     GROWTH
                                      FUND



                                   Semiannual
                                     Report

                                     9/30/05



[Logo] PIONEER
       Investments(R)

Table of Contents
--------------------------------------------------------------------------------

Letter to Shareowners                                                          1
Portfolio Summary                                                              2
Prices and Distributions                                                       3
Performance Update                                                             4
Comparing Ongoing Fund Expenses                                                5
Portfolio Management Discussion                                                7
Schedule of Investments                                                       12
Financial Statements                                                          18
Notes to Financial Statements                                                 22
Trustees, Officers and Service Providers                                      27

Pioneer Large Cap Growth Fund
--------------------------------------------------------------------------------
LETTER TO SHAREOWNERS 9/30/05
--------------------------------------------------------------------------------

Dear Shareowner,
--------------------------------------------------------------------------------
Questions about the economic outlook moved from theoretical to real when Hurricanes Katrina and Rita wreaked devastation on people and property across much of the Gulf Coast. Before the storms struck, the economy had been motoring forward, with strong profit growth and good jobs numbers being reported across a range of sectors. Despite ten straight hikes by the Federal Reserve Board, interest rates were at tolerable levels, and businesses and households were managing to live with rising energy costs. The Fed raised rates again in September, suggesting continued concern that inflationary fires are merely banked, not extinguished. The stimulative effect of massive recovery spending may have been a factor in the Fed's decision. Damage to many Gulf area facilities may also keep oil and gasoline supplies tight and restrain GDP growth for a time. By late in the third quarter, energy prices had backed off peak levels, but remained high enough to prompt worries over their impact on consumers and the economy in general.

Consumers are key to the economy's direction. The national savings rate stands near zero, leaving households with little financial slack to continue absorbing punishing prices at the pump and in their heating and utility bills; confidence understandably sagged after the storms. However, U.S. consumers are notably resilient. If conditions in the job market rebound from storm-induced disruptions, their behavior seems unlikely to change very much.

Barring surprises, the hurricanes have not undercut our favorable expectations for the rest of the year. We believe carefully selected, high-quality stocks and bonds still show potential for solid results even in a slower-growth environment. With that in mind, our global investment experts are well positioned to seek attractive opportunities around the world.

Another Fund Group Joins the Pioneer Family

Pioneer Investment Management recently completed the acquisition of AmSouth Bancorporation's mutual fund management business. This transaction, our fifth in two years, adds seven new funds to our lineup and expands assets under management by over $5 billion. Transactions such as these increase our ability to offer competitively priced products to our shareholders and other investors through the services of their financial advisors.

Please consider the Fund's investment objectives, risks, charges and expenses. Contact your advisor or Pioneer investments for a prospectus containing this information. Please read the information carefully.


Respectfully,

/s/ Osbert M. Hood

Osbert M. Hood, President
Pioneer Investment Management, Inc.

Any information in this shareholder report regarding market or economic trends or the factors influencing the Fund's historical or future performance are statements of the opinion of Fund management as of the date of this report. These statements should not be relied upon for any other purposes. Past performance is no guarantee of future results, and there is no guarantee that market forecasts discussed will be realized.

Pioneer Large Cap Growth Fund
--------------------------------------------------------------------------------
PORTFOLIO SUMMARY 9/30/05
--------------------------------------------------------------------------------

Portfolio Diversification
--------------------------------------------------------------------------------
(As a percentage of total investment portfolio)

[THE FOLLOWING DATA WAS REPRESENTED BY A PIE CHART IN THE PRINTED DOCUMENT.]

U.S. Common Stocks                                                         94.2%
Depositary Receipts for International Stocks                                4.9%
Temporary Cash Investment                                                   0.9%

Sector Distribution
--------------------------------------------------------------------------------
(As a percentage of equity holdings)

[THE FOLLOWING DATA WAS REPRESENTED BY A PIE CHART IN THE PRINTED DOCUMENT.]

Information Technology                                                   30.1%
Health Care                                                                23.9%
Consumer Discretionary                                                     14.2%
Consumer Staples                                                           13.9%
Industrials                                                                 9.1%
Financials                                                                  5.6%
Energy                                                                      1.4%
Telecommunication Services                                                  1.3%
Materials                                                                   0.5%


10 Largest Holdings
--------------------------------------------------------------------------------
(As a percentage of equity holdings)*

 1.    Microsoft Corp.                                                     5.35%
 2.    Symantec Corp.                                                      3.82
 3.    Procter & Gamble Co.                                                3.67
 4.    Cisco Systems, Inc.                                                 3.62
 5.    Intel Corp.                                                         3.60
 6.    Amgen, Inc.                                                         3.58
 7.    Qualcomm, Inc.                                                      3.49
 8.    Altria Group, Inc.                                                  3.31
 9.    Dell, Inc.                                                          3.26
10.    Johnson & Johnson                                                   3.20

*This list excludes temporary cash and derivative instruments. The portfolio is actively managed, and current holdings may be different.

Pioneer Large Cap Growth Fund
--------------------------------------------------------------------------------
PRICES AND DISTRIBUTIONS
--------------------------------------------------------------------------------

Net Asset Value Per Share
--------------------------------------------------------------------------------

 Class                    9/30/05         3/31/05
-------                  ---------       ---------
   A                       $12.00          $11.28

Distributions Per Share - 4/1/05 - 9/30/05
--------------------------------------------------------------------------------

                            Income      Short-Term      Long-Term
 Class                     Dividends   Capital Gains   Capital Gains
-------                   ----------- --------------- --------------
   A                         $ -           $ -             $ -

Pioneer Large Cap Growth Fund
--------------------------------------------------------------------------------
PERFORMANCE UPDATE 9/30/05                                        CLASS A SHARES
--------------------------------------------------------------------------------

Investment Returns
--------------------------------------------------------------------------------

The mountain chart below shows the change in value of a $10,000 investment made in Pioneer Large Cap Growth Fund at public offering price, compared to that of the Russell 1000 Growth Index.

[THE FOLLOWING DATA WAS REPRESENTED BY A MOUNTAIN CHART IN THE PRINTED
DOCUMENT.]

                  Pioneer Large Cap                     Russell 1000
                  Growth Fund                           Growth Index
8/31/2002             $ 9,425                             $10,000
                      $ 8,481                             $ 8,963
9/30/2003             $10,602                             $11,285
                      $11,144                             $12,133
9/30/2005             $13,204                             $13,540


--------------------------------------------------------------------------------
Average Annual Total Returns
(As of September 30, 2005)
                                       Net Asset                       Public
                                         Value                        Offering
Period                                   (NAV)                       Price (POP)
Life-of-Fund
(8/22/02)                                 9.85%                         7.78%
1 Year                                   18.49                         11.67

--------------------------------------------------------------------------------

Call 1-800-225-6292 or visit www.pioneerfunds.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

NAV results represent the percent change in net asset value per share. Returns would have been lower had sales charges been reflected. POP returns reflect deduction of maximum 5.75% sales charge. All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

The Russell 1000 Growth Index measures the performance of large-cap U.S. growth stocks. Index returns assume reinvestment of dividends and, unlike Fund returns, do not reflect any fees, expenses or sales charges. You cannot invest directly in an Index.

Pioneer Large Cap Growth Fund
--------------------------------------------------------------------------------
COMPARING ONGOING FUND EXPENSES
--------------------------------------------------------------------------------


As a shareowner in the Fund, you incur two types of costs:

(1) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses; and

(2) transaction costs, including sales charges (loads) on purchase payments.

This example is intended to help you understand your ongoing expenses (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 at the beginning of the Fund's latest six-month period and held throughout the six months.

Using the Tables

Actual Expenses

The first table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period as follows:

1.  Divide your account value by $1,000
    Example: an $8,600 account value - $1,000 = 8.6

2. Multiply the result in (1) above by the corresponding share class's number in the third row under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Expenses Paid on a $1,000 Investment in Pioneer Large Cap Growth Fund

Based on actual return from April 1, 2005 through September 30, 2005


Share Class                                                                A
--------------------------------------------------------------------------------
Beginning Account Value                                                $1,000.00
On 4/1/05

Ending Account Value (after expenses)                                  $1,063.80
On 9/30/05

Expenses Paid During Period*                                           $    6.73

* Expenses are equal to the Fund's annualized expense ratio of 1.30%, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

Pioneer Large Cap Growth Fund
--------------------------------------------------------------------------------
COMPARING ONGOING FUND EXPENSES                                      (continued)
--------------------------------------------------------------------------------


Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) that are charged at the time of the transaction. Therefore, the table below is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Expenses Paid on a $1,000 Investment in Pioneer Large Cap Growth Fund

Based on a hypothetical 5% return before expenses, reflecting the period from April 1, 2005 through September 30, 2005.

Share Class                                                                A
--------------------------------------------------------------------------------
Beginning Account Value                                                $1,000.00
On 4/1/05

Ending Account Value (after expenses)                                  $1,018.55
On 9/30/05

Expenses Paid During Period*                                           $    6.58

* Expenses are equal to the Fund's annualized expense ratio of 1.30%, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

Pioneer Large Cap Growth Fund
--------------------------------------------------------------------------------
PORTFOLIO MANAGEMENT DISCUSSION 9/30/05
--------------------------------------------------------------------------------

The U.S. economy grew at a solid pace during the six months ended September 30, 2005, and corporate profits continued to improve. However, as the period progressed, signs emerged of a deceleration in the rates of economic and profit growth. Moreover, the assaults of Hurricanes Katrina and Rita on the Gulf Coast region are causing investors to pause to assess the near- and long-term effects of the devastation on the economy. In the following interview, Christopher M. Galizio and Stephen A. Balter, co-managers of Pioneer Large Cap Growth Fund, discuss the factors that affected Fund performance during the six months.

Q:  How did the Fund perform?

A: The Fund performed fairly well, although it did underperform the large-cap growth stock universe. During the six months ended September 30, 2005, Pioneer Large Cap Growth Fund's Class A shares had a total return of 6.38%, at net asset value, somewhat trailing the benchmark Russell 1000 Growth Index, which returned 6.57%. During the same period, the average return of the 706 funds in Lipper's large-cap growth fund category was 7.44%. We attribute the lagging performance versus the competitive group to our de-emphasis of energy stocks, which performed very strongly over the six months as commodity prices rose.

    Call 1-800-225-6292 or visit www.pioneerfunds.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

    The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

Q:  What were your principal strategies during the six months?

A: Early in the period, we saw evidence that seemed to indicate that the cyclical economic rebound, which began in 2002, was beginning to slow. As a result, we placed increased emphasis on secular growth companies, corporations that could be expected to grow even as economic conditions changed, and less on highly cyclical companies. That meant we increased our weightings in the information technology and health care sectors, which we thought were well positioned to benefit from long-term trends.

Pioneer Large Cap Growth Fund
--------------------------------------------------------------------------------
PORTFOLIO MANAGEMENT DISCUSSION 9/30/05                              (continued)
--------------------------------------------------------------------------------

    While we are growth investors, we pay careful attention to stock valuations and try to avoid companies with high stock prices. We focus on large-cap growth companies, but we do make some investments in small- and mid-cap growth stocks. At the end of the period, about 15% of Fund assets were invested in small- and mid-cap stocks.

Q:  How did your investments in technology perform?

A: Our emphasis on technology companies generally helped performance. Early in the six months, we placed more emphasis on semiconductor and hardware companies, but as the period progressed we shifted to a greater focus on software companies, which we believed would have more ability to control their pricing in a decelerating economy.

    Texas Instruments, a semiconductor equipment company with a major presence in the cell phone equipment business, was a standout performer early in the fiscal year before we took profits and sold the position. Another wireless communications-related holding that performed particularly well was Qualcomm, which has developed the widely used CDMA technology for wireless phones. As the third generation of wireless technology was being introduced, Qualcomm's earnings and stock price rose substantially. Other technology investments that helped during the period included SanDisk, a manufacturer of flash memory devices used in wireless phone handsets, cameras and other digital devices, and Hewlett-Packard, the diversified computer hardware and services company. We have sold our investment in SanDisk, but retain a small position in Hewlett-Packard.

Q:  What was your strategy within health care?

A: We favor the sector because of long-term trends, including the aging of the baby boomer generation, which should create consistent, increasing demand for health- care products and services. However, we avoided the larger pharmaceutical companies. We did not find the companies attractive, despite their apparently reasonable valuations, because most are facing expirations of patents for profitable drugs, and their pipelines for new, developing drugs do not appear very promising. We did, however, find opportunities in the biotechnology industry and among smaller pharmaceutical companies, including generic drug manufacturers.

Pioneer Large Cap Growth Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

    Among our biotechnology investments, two strong performers were Amgen, an industry leader, and Gilead Sciences, a smaller company which, in partnership with Roche, is producing the only known drug for the treatment of avian flu. Smaller pharmaceutical companies that performed well included:
    IVAX, a generic manufacturer that is being taken over by Teva; and Endo Pharmaceuticals, a specialty and generic manufacturer whose products include a patch for pain treatment and a generic version of OxyContin. The medical technology industry was another area in which we looked for promising smaller companies. One interesting investment was in CooperVision, which produces contact lenses. Another health-care holding that has performed well was Cardinal Health, a drug distribution company.

Q:  What other investments had noteworthy positive influences on performance?

A: We made a timely investment in athletic footwear company Reebok shortly before the company announced plans to be acquired by Addidas at a premium to its stock price. Altria, the parent of Philip Morris, showed solid stock price appreciation as victories in a series of court cases appeared to reduce its risk of big losses from tobacco liability lawsuits. Another noteworthy contributor was FEMSA, a Mexican bottling company that is introducing its beers into the U.S. market. FEMSA also bottles Coca-Cola for Latin American markets.

Q:  Were there any disappointments?

A: Telecommunications equipment company Avaya reported disappointing earnings and declined during the period. Sales slowed for the company's traditional phone equipment business for large institutions. At the same time, its newer technology, for voice-over-internet communications, failed to achieve the growth that had been expected.

    Other disappointments included Avon Products, a consumer products company, Macrovision, a technology corporation, and Tyco, an industrial conglomerate. Avon had disappointing earnings, primarily because its growth in China and emerging market nations fell short of projections. Macrovision, a technology company that offers a product to protect DVDs from unauthorized copying, also failed to meet projections as DVD sales slowed and the company had contract difficulties with some movie production studies. Tyco reported slower cash flow than had been anticipated.

Pioneer Large Cap Growth Fund
--------------------------------------------------------------------------------
PORTFOLIO MANAGEMENT DISCUSSION 9/30/05                              (continued)
--------------------------------------------------------------------------------

Q: Energy was the best-performing sector in the market for the six months. What was your strategy there?

A: The energy sector actually is a relatively small part of the benchmark
    Russell 1000 Growth Index. Early in the six months, our weighting was about equal to that of the index, at about 3% of assets. However, we moved to an underweight position in energy, which in hindsight was not a good short-term decision and probably was responsible for our underperformance relative to the Lipper peer group. However, we think stock valuations in the sector have risen too high, and the recent price of oil is inconsistent with the actual supply and demand for oil in the world. We believe both commodity prices and stock prices reflect unrealistically optimistic expectations for a very long period into the future. The fundamentals don't justify the recent prices of oil and natural gas. We expect that there will be adjustments in demand for commodities and there will be adjustments in supplies, leading to corrections in both commodity and stock prices.

Q:  What is your investment outlook?

A: While corporate profits continue to grow, we believe the rate of growth has started to decelerate, a process hastened by Hurricanes Katrina and Rita and the very high energy prices we have been experiencing. Consumers are very likely to be affected by higher gasoline and home heating costs, and so we are positioning the portfolio away from discretionary consumer spending. While consumer staples stocks normally are thought of as a defensive sector, we have found that staples companies are having difficulty passing along their higher costs, including fuel and transportation expenses, to their customers. As a consequence, we are de-emphasizing them. We also are underweighting industrial and financial stocks because of their vulnerability to higher interest rates.

    On the more positive side, growth stocks now appear to be reasonably priced, especially after the strong outperformance by value stocks for the past five years. We believe growth stocks are poised to move back into a performance leadership position, and we are emphasizing the secular growth sectors, especially technology and health care, where we see the best potential for long-term, consistent profitability.

Pioneer Large Cap Growth Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

At times, the Fund's investments may represent industries or industry sectors that are interrelated or have common risks, making it more susceptible to any economic, political, or regulatory developments or other risks affecting those industries and sectors. These risks may increase share price volatility.

Any information in this shareholder report regarding market or economic trends or the factors influencing the Fund's historical or future performance are statements of the opinion of Fund management as of the date of this report. These statements should not be relied upon for any other purposes. Past performance is no guarantee of future results, and there is no guarantee that market forecasts discussed will be realized.

Pioneer Large Cap Growth Fund
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 9/30/05 (unaudited)
--------------------------------------------------------------------------------


Shares                                                                     Value
           COMMON STOCKS - 98.9%
           Energy - 1.4%
           Integrated Oil & Gas - 1.4%
   100     Occidental Petroleum Corp.                                 $    8,543
   500     Repsol SA (A.D.R.)                                             16,155
                                                                      ----------
                                                                      $   24,698
                                                                      ----------
           Total Energy                                               $   24,698
                                                                      ----------
           Materials - 0.5%
           Industrial Gases - 0.5%
   200     Praxair, Inc.                                              $    9,586
                                                                      ----------
           Total Materials                                            $    9,586
                                                                      ----------
           Capital Goods - 8.2%
           Aerospace & Defense - 1.1%
   400     United Technologies Corp.                                  $   20,736
                                                                      ----------
           Building Products - 1.3%
   500     American Standard Companies, Inc.                          $   23,275
                                                                      ----------
           Construction & Farm Machinery & Heavy Trucks - 1.7%
   500     Deere & Co.                                                $   30,600
                                                                      ----------
           Industrial Conglomerates - 3.2%
   400     3M Co.                                                     $   29,344
 1,000     Tyco International, Ltd.                                       27,850
                                                                      ----------
                                                                      $   57,194
                                                                      ----------
           Industrial Machinery - 0.9%
   200     Illinois Tool Works, Inc. (b)                              $   16,466
                                                                      ----------
           Total Capital Goods                                        $  148,271
                                                                      ----------
           Commercial Services & Supplies - 0.7%
           Diversified Commercial Services - 0.7%
   200     The Dun & Bradstreet Corp.*                                $   13,174
                                                                      ----------
           Total Commercial Services & Supplies                       $   13,174
                                                                      ----------
           Consumer Durables & Apparel - 2.1%
           Apparel, Accessories & Luxury Goods - 0.7%
   300     Liz Claiborne, Inc.                                        $   11,796
                                                                      ----------


12   The accompanying notes are an integral part of these financial statements.

Pioneer Large Cap Growth Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

Shares                                                                     Value
           Footwear - 1.5%
   200     Nike, Inc.                                                 $   16,336
   200     Reebok International, Ltd.                                     11,314
                                                                      ----------
                                                                      $   27,650
                                                                      ----------
           Total Consumer Durables & Apparel                          $   39,446
                                                                      ----------
           Consumer Services - 1.1%
           Hotels, Resorts & Cruise Lines - 1.1%
   400     Carnival Corp.                                             $   19,992
                                                                      ----------
           Total Consumer Services                                    $   19,992
                                                                      ----------
           Media - 4.6%
           Advertising - 1.4%
   300     Omnicom Group                                              $   25,089
                                                                      ----------
           Broadcasting & Cable Television - 2.0%
 4,400     Liberty Media Corp.*                                       $   35,420
                                                                      ----------
           Movies & Entertainment - 1.2%
   900     The Walt Disney Co.                                        $   21,717
                                                                      ----------
           Total Media                                                $   82,226
                                                                      ----------
           Retailing - 6.2%
           Apparel Retail - 1.8%
   300     Aeropostale, Inc.*                                         $    6,375
 1,300     TJX Companies, Inc.                                            26,624
                                                                      ----------
                                                                      $   32,999
                                                                      ----------
           Home Improvement Retail - 4.4%
 1,400     Home Depot, Inc.                                           $   53,396
   400     Lowe's Companies, Inc.                                         25,760
                                                                      ----------
                                                                      $   79,156
                                                                      ----------
           Total Retailing                                            $  112,155
                                                                      ----------
           Food & Drug Retailing - 1.0%
           Drug Retail - 1.0%
   600     CVS Corp.                                                  $   17,406
                                                                      ----------
           Total Food & Drug Retailing                                $   17,406
                                                                      ----------


  The accompanying notes are an integral part of these financial statements.  13

Pioneer Large Cap Growth Fund
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 9/30/05  (unaudited)                         (continued)
--------------------------------------------------------------------------------


Shares                                                                     Value
           Food, Beverage & Tobacco - 7.5%
           Soft Drinks - 4.2%
   300     Fomento Economico Mexicano SA de CV                        $   20,976
   975     PepsiCo, Inc.                                                  55,292
                                                                      ----------
                                                                      $   76,268
                                                                      ----------
           Tobacco - 3.3%
   800     Altria Group, Inc.                                         $   58,968
                                                                      ----------
           Total Food, Beverage & Tobacco                             $  135,236
                                                                      ----------
           Household & Personal Products - 5.3%
           Household Products - 3.6%
 1,100     Procter & Gamble Co.                                       $   65,406
                                                                      ----------
           Personal Products - 1.7%
 1,100     Avon Products, Inc.                                        $   29,700
                                                                      ----------
           Total Household & Personal Products                        $   95,106
                                                                      ----------
           Health Care Equipment & Services - 7.9%
           Health Care Distributors - 2.1%
   600     Cardinal Health, Inc.                                      $   38,064
                                                                      ----------
           Health Care Equipment - 4.9%
   700     Biomet, Inc.                                               $   24,297
 1,300     Boston Scientific Corp.*                                       30,381
   500     Guidant Corp.                                                  34,445
                                                                      ----------
                                                                      $   89,123
                                                                      ----------
           Health Care Supplies - 0.9%
   200     Cooper Co., Inc.                                           $   15,322
                                                                      ----------
           Total Health Care Equipment & Services                     $  142,509
                                                                      ----------
           Pharmaceuticals & Biotechnology - 15.7%
           Biotechnology - 6.8%
   800     Amgen, Inc.*                                               $   63,736
   300     Biogen Idec, Inc.*                                             11,844
 1,300     Cubist Pharmaceuticals, Inc.*                                  28,002
   400     Gilead Sciences, Inc.*                                         19,504
                                                                      ----------
                                                                      $  123,086
                                                                      ----------


14  The accompanying notes are an integral part of these financial statements.

Pioneer Large Cap Growth Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------


Shares                                                                     Value
           Pharmaceuticals - 8.9%
   600     Astrazeneca Plc (A.D.R.)                                   $   28,260
   510     Endo Pharmaceuticals Holdings, Inc.*                           13,602
 1,400     IVAX Corp.*                                                    36,904
   900     Johnson & Johnson                                              56,952
   886     Par Pharmaceutical Co., Inc.*                                  23,585
                                                                      ----------
                                                                      $  159,303
                                                                      ----------
           Total Pharmaceuticals & Biotechnology                      $  282,389
                                                                      ----------
           Banks - 0.8%
           Diversified Banks - 0.8%
   300     Wachovia Corp.                                             $   14,277
                                                                      ----------
           Total Banks                                                $   14,277
                                                                      ----------
           Diversified Financials - 2.7%
           Investment Banking & Brokerage - 0.7%
   100     Goldman Sachs Group, Inc.                                  $   12,158
                                                                      ----------
           Diversified Financial Services - 2.0%
   800     Citigroup, Inc.                                            $   36,416
                                                                      ----------
           Total Diversified Financials                               $   48,574
                                                                      ----------
           Insurance - 2.1%
           Multi-Line Insurance - 2.1%
   600     American International Group, Inc.                         $   37,176
                                                                      ----------
           Total Insurance                                            $   37,176
                                                                      ----------
           Software & Services - 13.5%
           IT Consulting & Other Services - 2.3%
 1,635     Accenture, Ltd.*                                           $   41,627
                                                                      ----------
           Systems Software - 11.2%
 1,959     Macrovision Corp.*                                         $   37,417
 3,700     Microsoft Corp.                                                95,201
 3,000     Symantec Corp.*                                                67,980
                                                                      ----------
                                                                      $  200,598
                                                                      ----------
           Total Software & Services                                  $  242,225
                                                                      ----------


  The accompanying notes are an integral part of these financial statements.  15

Pioneer Large Cap Growth Fund
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 9/30/05  (unaudited)                         (continued)
--------------------------------------------------------------------------------

Shares                                                                     Value
           Technology Hardware & Equipment - 12.7%
           Communications Equipment - 8.8%
 3,130     Avaya, Inc.*                                               $   32,239
 3,600     Cisco Systems, Inc.*                                           64,548
 1,390     Qualcomm, Inc.                                                 62,203
                                                                      ----------
                                                                      $  158,990
                                                                      ----------
           Computer Hardware - 3.9%
 1,700     Dell, Inc.*                                                $   58,140
   400     Hewlett-Packard Co.                                            11,680
                                                                      ----------
                                                                      $   69,820
                                                                      ----------
           Total Technology Hardware & Equipment                      $  228,810
                                                                      ----------
           Semiconductors - 3.6%
           Semiconductors - 3.6%
 2,600     Intel Corp.                                                $   64,090
                                                                      ----------
           Total Semiconductors                                       $   64,090
                                                                      ----------
           Telecommunication Services - 1.3%
           Wireless Telecommunication Services - 1.3%
   900     Vodafone Group Plc (A.D.R.)                                $   23,373
                                                                      ----------
           Total Telecommunication Services                           $   23,373
                                                                      ----------
           TOTAL COMMON STOCKS
           (Cost $1,695,977)                                          $1,780,719
                                                                      ----------
           TEMPORARY CASH INVESTMENT - 0.9%
15,960     Securities Lending Investment Fund - 3.76%                 $   15,960
                                                                      ----------
           TOTAL TEMPORARY CASH INVESTMENT
           (Cost $15,960)                                             $   15,960
                                                                      ----------
           TOTAL INVESTMENT IN SECURITIES - 99.8%
           (Cost $1,711,937) (a)                                      $1,796,679
                                                                      ----------
           OTHER ASSETS AND LIABILITIES - 0.2%                        $    4,110
                                                                      ----------
           TOTAL NET ASSETS - 100.0%                                  $1,800,789
                                                                      ----------


16  The accompanying notes are an integral part of these financial statements.

Pioneer Large Cap Growth Fund
--------------------------------------------------------------------------------

(A.D.R.) American Depositary Receipt

*        Non-Income producing security

(a) At September 30, 2005, the net unrealized gain on investments based on cost for federal income tax purposes of $1,701,693 was as follows:

           Aggregate gross unrealized gain for all investments in which there is
           an excess of value over tax cost                                         $170,600
           Aggregate gross unrealized loss for all investments in which there is
           an excess of tax cost over value                                          (75,614)
                                                                                    --------
           Net unrealized gain                                                      $ 94,986
                                                                                    ========

(b)      At September 30, 2005, the following securities were out on loan:

         Shares   Security                                                      Market Value
         190      Illinois Tool Works, Inc.                                          $15,643
                                                                                     -------
                  Total                                                              $15,643
                                                                                     =======

Purchases and sales of securities (excluding temporary cash investments) for the six months ended September 30, 2005 aggregated $642,557 and $686,368, respectively.


  The accompanying notes are an integral part of these financial statements.  17

Pioneer Large Cap Growth Fund
-----------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES 9/30/05 (unaudited)
-----------------------------------------------------------------------------


ASSETS:
  Investment in securities (including securities loaned of
    $15,643) (cost $1,711,937)                                        $1,796,679
  Cash                                                                    53,351
  Receivables -
    Investment securities sold                                            41,268
    Dividends, interest and foreign taxes withheld                         1,158
    Due from Pioneer Investment Management, Inc.                           4,765
                                                                      ----------
     Total assets                                                     $1,897,221
                                                                      ----------
LIABILITIES:
  Payables -
    Investment securities purchased                                   $   46,382
    Upon return of securities loaned                                      15,960
  Due to affiliates                                                        1,248
  Accrued expenses                                                        32,842
                                                                      ----------
     Total liabilities                                                $   96,432
                                                                      ----------
NET ASSETS:
  Paid-in capital                                                     $1,497,781
  Undistributed net investment income                                      7,114
  Accumulated net realized gain on investments                           211,152
  Net unrealized gain on investments                                      84,742
                                                                      ----------
     Total net assets                                                 $1,800,789
                                                                      ==========
NET ASSET VALUE PER SHARE:
(No par value, unlimited number of shares authorized)
  Class A (based on $1,800,789/150,000 shares)                        $    12.00
                                                                      ==========
MAXIMUM OFFERING PRICE:
  Class A ($12.00 [divided by] 94.25%)                                $    12.73
                                                                      ==========


18   The accompanying notes are an integral part of these financial statements.

Pioneer Large Cap Growth Fund
--------------------------------------------------------------------------------
STATEMENT OF OPERATIONS (unaudited)
--------------------------------------------------------------------------------
For the Six Months Ended 9/30/05

INVESTMENT INCOME:
  Dividends (net of foreign taxes withheld of $82)           $9,198
  Interest                                                      441
  Income from securities loaned, net                            137
                                                             ------
     Total investment income                                             $  9,776
                                                                         ---------
EXPENSES:
  Management fees                                            $6,530
  Distribution fees                                              70
  Administrative reimbursements                               9,094
  Custodian fees                                              8,334
  Registration fees                                           1,041
  Professional fees                                          14,272
  Printing expense                                              687
  Fees and expenses of nonaffiliated trustees                 3,798
  Miscellaneous                                                 646
                                                             ------
     Total expenses                                                      $ 44,472
     Less management fees waived and
       expenses reimbursed by Pioneer
       Investment Management, Inc.                                        (33,153)
                                                                         --------
     Net expenses                                                        $ 11,319
                                                                         --------
       Net investment loss                                               $ (1,543)
                                                                         --------
REALIZED AND UNREALIZED GAIN ON INVESTMENTS
  Net realized gain on investments                                       $ 90,264
                                                                         --------
  Change in net unrealized gain on investments                           $ 20,221
                                                                         --------
    Net gain on investments                                              $110,485
                                                                         --------
    Net increase in net assets resulting from operations                 $108,942
                                                                         ========


  The accompanying notes are an integral part of these financial statements.  19

Pioneer Large Cap Growth Fund
--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------
For the Six Months Ended 9/30/05 and the Year Ended 3/31/05

                                                            Six Months
                                                              Ended
                                                             9/30/05        Year Ended
                                                           (unaudited)       3/31/05
FROM OPERATIONS:
Net investment income (loss)
Net realized gain on investments                           $   (1,543)     $    8,657
Change in net unrealized gain (loss) on investments            90,264         272,479
    Net increase in net assets resulting from
     operations                                                20,221        (189,108)
                                                           ----------      ----------
                                                           $  108,942      $   92,028
                                                           ----------      ----------
DISTRIBUTIONS TO SHAREOWNERS:
Net realized gain:
    Class A ($0.00 and $1.27 per share, respectively)      $        -      $ (189,810)
                                                           ----------      ----------
    Total distributions to shareowners                     $        -      $ (189,810)
                                                           ----------      ----------
    Net increase (decrease) in net assets                  $  108,942      $  (97,782)
NET ASSETS:
Beginning of period                                         1,691,847       1,789,629
                                                           ----------      ----------
End of period (including undistributed net investment
  income of $7,114 and $8,657, respectively)               $1,800,789      $1,691,847
                                                           ==========      ==========


20  The accompanying notes are an integral part of these financial statements.

Pioneer Large Cap Growth Fund
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                                       Six Months
                                                                          Ended
                                                                         9/30/05      Year Ended    Year Ended      8/22/02 (a)
CLASS A                                                                (unaudited)      3/31/05       3/31/04       to 3/31/03
Net asset value, beginning of period                                    $11.28           $11.93       $ 8.99          $ 10.00
                                                                        ------           ------       ------          -------
Increase (decrease) from investment operations:
 Net investment income (loss)                                           $(0.01)          $ 0.06       $(0.03)         $ (0.01)
 Net realized and unrealized gain (loss) on investments                   0.73             0.56         2.97            (1.00)
                                                                        ------           ------       ------          -------
Net increase (decrease) in net assets from investment operations        $ 0.72           $ 0.62       $ 2.94          $ (1.01)
                                                                        ------           ------       ------          -------
Distributions to shareowners:
 Net realized gain                                                      $    -           $(1.27)      $    -          $     -
                                                                        ------           ------       ------          -------
Net asset value, end of period                                          $12.00           $11.28       $11.93          $  8.99
                                                                        ------           ------       ------          -------
Total return*                                                             6.38%            5.50%       32.70%          (10.10)%
Ratio of net expenses to average net assets                               1.30%**          1.30%        1.30%            1.30%**
Ratio of net investment income (loss) to average net assets              (0.18)%**         0.51%       (0.33)%          (0.27)%**
Portfolio turnover rate                                                     75%**           236%          41%               6%
Net assets, end of period (in thousands)                                $1,801           $1,692       $1,790          $ 1,349
Ratios with no waiver of management fees and assumption of expenses by PIM
 Net expenses                                                             5.11%**          6.00%        5.38%***        13.80%**
 Net investment loss                                                     (3.99)%**        (4.20)%      (4.41)%***      (12.77)%**


(a) The Fund commenced operations on August 22, 2002.
* Assumes initial investment at net asset value at the beginning of the period, reinvestment of all distributions and the complete redemption of the investment at net asset value at the end of the period.
**  Annualized.
*** In the absence of the negative registration fees in the statement of operations, which relates to a change in estimate for registration fees in the period ended March 2003, the gross expense ratio to average net assets would have been 5.31%. As a result of the expense limitation arrangement (see footnote 2), there would be no effect on the per share operating performance, total return and the net expense and net investment loss ratios to average net assets.


  The accompanying notes are an integral part of these financial statements.  21

Pioneer Large Cap Growth Fund
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 9/30/05 (unaudited)
--------------------------------------------------------------------------------

1. Organization and Significant Accounting Policies
Pioneer Large Cap Growth Fund (the Fund) is a Delaware statutory trust registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. The Fund was organized on May 7, 2002, and commenced operations on August 22, 2002. Prior to August 22, 2002, the Fund had no operations other than those relating to organizational matters and the initial capitalization of the Fund by Pioneer Funds Distributor, Inc. (PFD). To date, no shares have been offered to the public. The Fund shares outstanding at September 30, 2005, are owned by PFD. The Fund's investment objective is to seek long-term capital growth.

The Fund's financial statements have been prepared in conformity with U.S. generally accepted accounting principles that require the management of the Fund to, among other things, make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income, expenses and gains and losses on investments during the reporting periods. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements, which are consistent with those policies generally accepted in the investment company industry:

A.  Security Valuation

    Security transactions are recorded as of trade date. The net asset value of the Fund is computed once daily, on each day the New York Stock Exchange (NYSE) is open, as of the close of regular trading on the NYSE. In computing the net asset value, securities are valued at the last sale price on the principal exchange where they are traded. Securities that have not traded on the date of valuation, or securities for which sale prices are not generally reported, are valued at the mean between the last bid and asked prices. Securities for which market quotations are not readily available are valued at their fair values as determined by, or under the direction of, the Board of Trustees. Trading in foreign securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Fund's shares are determined as of such times. As of September 30, 2005, there were no securities fair

Pioneer Large Cap Growth Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

    valued. Cash equivalent securities investments are valued at amortized cost.

    Dividend income is recorded on the ex-dividend date, except that certain dividends from foreign securities where the ex-dividend date may have passed are recorded as soon as the Fund becomes aware of the ex-dividend data in exercise of reasonable diligence. Interest income, including interest on income bearing cash accounts, is recorded on the accrual basis. Dividends and interest are reported net of unrecoverable foreign taxes withheld at the applicable country rates.

    Gains and losses on sales of investments are calculated on the identified cost method for both financial reporting and federal income tax purposes.

B.  Federal Income Taxes

    It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income and net realized capital gains, if any, to its shareowners. Therefore, no federal income tax provision is required.

    The amounts and characterizations of distributions to shareowners for financial reporting purposes are determined in accordance with federal income tax rules. Therefore, the sources of the Fund's distributions may be shown in the accompanying financial statements as either from or in excess of net investment income or net realized gain on investment transactions, or from paid-in capital, depending on the type of book/tax differences that may exist.

    The tax character of current year distributions paid will be determining at the end of the current fiscal year. The tax character of distributions paid during the year ended March 31, 2005 was as follows:

--------------------------------------------------------------------------------
                                                                          2005
--------------------------------------------------------------------------------
Distributions paid from:
Short-term capital gains                                                $  6,855
Long-term capital gains                                                  182,955
                                                                        --------
  Total                                                                 $189,810
                                                                        ========
--------------------------------------------------------------------------------

Pioneer Large Cap Growth Fund
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 9/30/05  (unaudited)                   (continued)
--------------------------------------------------------------------------------

The following shows the components of distributable earnings on a federal income tax basis at March 31, 2005.

--------------------------------------------------------------------------------
                                                                          2005
--------------------------------------------------------------------------------
Undistributed ordinary income                                           $ 87,047
Undistributed long-term gain                                              52,741
Unrealized appreciation                                                   54,278
                                                                        --------
  Total                                                                 $194,066
                                                                        ========
--------------------------------------------------------------------------------

    The difference between book-basis and tax-basis unrealized appre ciation is attributable to the tax deferral of losses on wash sales.

C.  Fund Shares

    The Fund records sales and repurchases of its shares as of trade date. PFD, the principal underwriter for the Fund and a wholly owned indirect subsidiary of UniCredito Italiano S.p.A. (UniCredito Italiano), earned no underwriting commissions during the six months ended September 30, 2005.

D.  Security Lending

    The Fund lends securities in the portfolio to certain broker-dealers or other institutional investors, with the Fund's custodian acting as the lending agent. When entering into a loan, the Fund receives collateral which is maintained by the custodian and earns income in the form of negotiated lenders' fees. The Fund also continues to receive interest or payments in lieu of dividends on the securities loaned. Gain or loss on the fair value of the loaned securities that may occur during the term of the loan will be for the account of the Fund. The loans are secured by collateral of at least 102%, at all times, of the fair value of the securities loaned. The fair value of the collateral will be adjusted daily to reflect any price fluctuation in the value of the loaned securities. The Fund has the right under the lending agreements to recover the securities from the borrower on demand. The Fund invests cash collateral in the Securities Lending Investment Fund, which is sponsored by Brown Brothers Harriman & Co., the Fund's custodian.

Pioneer Large Cap Growth Fund
--------------------------------------------------------------------------------

E.  Repurchase Agreements

    With respect to repurchase agreements entered into by the Fund, the value of the underlying securities (collateral), including accrued interest received from counterparties, is required to be at least equal to or in excess of the value of the repurchase agreement at the time of purchase. The collateral for all repurchase agreements is held in safekeeping in the customer-only account of the Fund's custodian, or subcustodians. The Fund's investment adviser, Pioneer Investment Management, Inc. (PIM), is responsible for determining that the value of the collateral remains at least equal to the repurchase price.

2.  Management Agreement

PIM, a wholly owned indirect subsidiary of UniCredito Italiano, manages the Fund's portfolio. Management fees are calculated daily at the annual rate of 0.75% of the Fund's average daily net assets.

PIM has agreed not to impose its management fee and to assume other operating expenses of the Fund to the extent necessary to limit expenses to 1.30% of average daily net assets attributable to Class A. This agreement is voluntary and temporary and may be terminated or revised by PIM at any time without notice.

In addition, under the management and administration agreements, certain other services and costs, including accounting, regulatory reporting and insurance premiums, are paid by the Fund. At September 30, 2005, $10 was payable to PIM related to management fees, administrative costs and certain other services and is included in due to affiliates.

3.  Transfer Agent

Pioneer Investment Management Shareholder Services, Inc. (PIMSS), a wholly owned indirect subsidiary of UniCredito Italiano, provides substantially all transfer agent and shareowner services to the Fund at negotiated rates. Included in due to affiliates is $1,226 in transfer agent fees payable to PIMSS at September 30, 2005.

4.  Distribution Plans

The Fund adopted a Plan of Distribution in accordance with Rule 12b-1 of the Investment Company Act of 1940. The Fund pays PFD a service fee of up to 0.25% of the average daily net assets attributable

Pioneer Large Cap Growth Fund
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 9/30/05  (unaudited)                   (continued)
--------------------------------------------------------------------------------

to Class A shares in reimbursement of its actual expenditures to finance activities primarily intended to result in the sale of Class A shares. Included in due to affiliates is $12 in distribution fees payable to PFD at September 30, 2005.

5.  Expense Offset Arrangements

The Fund has entered into certain expense offset arrangements with PIMSS resulting in a reduction in the Fund's total expenses due to interest earned on cash held by PIMSS. For the six month period ended September 30, 2005, the Fund's expenses were not reduced under such arrangements.

Pioneer Large Cap Growth Fund
--------------------------------------------------------------------------------
TRUSTEES, OFFICERS AND SERVICE PROVIDERS
--------------------------------------------------------------------------------

Trustees
John F. Cogan, Jr., Chairman
David R. Bock
Mary K. Bush
Margaret B.W. Graham
Osbert M. Hood
Marguerite A. Piret
Stephen K. West
John Winthrop

Officers
John F. Cogan, Jr., President
Osbert M. Hood, Executive
 Vice President
Vincent Nave, Treasurer
Dorothy E. Bourassa, Secretary

Investment Adviser
Pioneer Investment Management, Inc.

Custodian
Brown Brothers Harriman & Co.

Principal Underwriter
Pioneer Funds Distributor, Inc.

Legal Counsel
Wilmer Cutler Pickering Hale and Dorr LLP

Shareowner Services and Transfer Agent
Pioneer Investment Management Shareholder Services, Inc.




Proxy Voting Policies and Procedures of the Fund are available without charge, upon request, by calling our toll free number (1-800-225-6292). Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 6-month period ended August 31, 2004 is publicly available to shareowners at www.pioneerfunds.com. This information is also available on the Securities and Exchange Commission's web site at http://www.sec.gov.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------


                           This page for your notes.

--------------------------------------------------------------------------------
HOW TO CONTACT PIONEER
--------------------------------------------------------------------------------

We are pleased to offer a variety of convenient ways for you to contact us for assistance or information.

Call us for:

Account Information, including existing accounts,
new accounts, prospectuses, applications
and service forms                                                 1-800-225-6292

FactFone(SM) for automated fund yields, prices,
account information and transactions                              1-800-225-4321

Retirement plans information                                      1-800-622-0176

Telecommunications Device for the Deaf (TDD)                      1-800-225-1997

Write to us:

PIMSS, Inc.
P.O. Box 55014
Boston, Massachusetts 02205-5014


Our toll-free fax                                                 1-800-225-4240


Our internet e-mail address                        ask.pioneer@pioneerinvest.com
(for general questions about Pioneer only)


Visit our web site:                                         www.pioneerfunds.com


Before investing consider the Fund's investment objectives, risks, charges and expenses. Contact your advisor or Pioneer Investments for a prospectus containing this information. Please read it carefully.

The Fund files a complete statement of investments with the Securities and Exchange Commission for the first and third quarters for each fiscal year on Form N-Q. Shareholders may view the filed Form N-Q by visiting the Commission's web site at http://www.sec.gov. The filed form may also be viewed and copied at the Commission's Public Reference Room in Washington, DC. Information regarding the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330.


ITEM 2. CODE OF ETHICS.

(a) Disclose whether, as of the end of the period covered by the report, the registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party. If the registrant has not adopted such a code of ethics, explain why it has not done so.

The registrant has adopted, as of the end of the period covered by this report, a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer and controller.

(b) For purposes of this Item, the term "code of ethics" means written standards that are reasonably designed to deter wrongdoing and to promote:

        (1) Honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;

        (2) Full, fair, accurate, timely, and understandable disclosure in reports and documents that a registrant files with, or submits to, the Commission and in other public communications made by the registrant;

        (3) Compliance with applicable governmental laws, rules, and regulations;

        (4) The prompt internal reporting of violations of the code to an appropriate person or persons identified in the code; and

        (5) Accountability for adherence to the code.

(c) The registrant must briefly describe the nature of any amendment, during the period covered by the report, to a provision of its code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics definition enumerated in paragraph (b) of this Item. The registrant must file a copy of any such amendment as an exhibit pursuant to Item 10(a), unless the registrant has elected to satisfy paragraph (f) of this Item by posting its code of ethics on its website pursuant to paragraph (f)(2) of this Item, or by undertaking to provide its code of ethics to any person without charge, upon request, pursuant to paragraph (f)(3) of this Item.

The registrant has made no amendments to the code of ethics during the period covered by this report.

(d) If the registrant has, during the period covered by the report, granted a waiver, including an implicit waiver, from a provision of the code of ethics to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, that relates to one or more of the items set forth in paragraph (b) of this Item, the registrant must briefly describe the nature of the waiver, the name of the person to whom the waiver was granted, and the date of the waiver.

Not applicable.

(e) If the registrant intends to satisfy the disclosure requirement under paragraph (c) or (d) of this Item regarding an amendment to, or a waiver from, a provision of its code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions and that relates to any element of the code of ethics definition enumerated in paragraph (b) of this Item by posting such information on its Internet website, disclose the registrant's Internet address and such intention.

Not applicable.

(f) The registrant must:

        (1) File with the Commission, pursuant to Item 10(a), a copy of its code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, as an exhibit to its annual report on this Form N-CSR;

        (2) Post the text of such code of ethics on its Internet website and disclose, in its most recent report on this Form N-CSR, its Internet address and the fact that it has posted such code of ethics on its Internet website; or

        (3) Undertake in its most recent report on this Form N-CSR to provide to any person without charge, upon request, a copy of such code of ethics and explain the manner in which such request may be made.
	See Item 10(2)

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

(a) (1) Disclose that the registrant's board of trustees has determined that the registrant either:

    (i) Has at least one audit committee financial expert serving on its audit committee; or

    (ii) Does not have an audit committee financial expert serving on its audit committee.

The registrant's Board of Trustees has determined that the registrant has at least one audit committee financial expert.

    (2) If the registrant provides the disclosure required by paragraph
(a)(1)(i) of this Item, it must disclose the name of the audit committee financial expert and whether that person is "independent." In order to be considered "independent" for purposes of this Item, a member of an audit committee may not, other than in his or her capacity as a member of the audit committee, the board of trustees, or any other board committee:

    (i) Accept directly or indirectly any consulting, advisory, or other compensatory fee from the issuer; or

    (ii) Be an "interested person" of the investment company as defined in
         Section 2(a)(19) of the Act (15 U.S.C. 80a-2(a)(19)).

Ms. Marguerite A. Piret, an independent trustee, is such an audit committee financial expert.

    (3) If the registrant provides the disclosure required by paragraph (a)(1)
(ii) of this Item, it must explain why it does not have an audit committee financial expert.

Not applicable.


ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) Disclose, under the caption AUDIT FEES, the aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years.

N/A

(b) Disclose, under the caption AUDIT-RELATED FEES, the aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

N/A

(c) Disclose, under the caption TAX FEES, the aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

N/A

(d) Disclose, under the caption ALL OTHER FEES, the aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through
(c) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

N/A

(e) (1) Disclose the audit committee's pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

 PIONEER FUNDS
            APPROVAL OF AUDIT, AUDIT-RELATED, TAX AND OTHER SERVICES
                       PROVIDED BY THE INDEPENDENT AUDITOR

                  SECTION I - POLICY PURPOSE AND APPLICABILITY

The Pioneer Funds recognize the importance of maintaining the independence of their outside auditors. Maintaining independence is a shared responsibility involving Pioneer Investment Management, Inc ("PIM"), the audit committee and the independent auditors.

The Funds recognize that a Fund's independent auditors: 1) possess knowledge of the Funds, 2) are able to incorporate certain services into the scope of the audit, thereby avoiding redundant work, cost and disruption of Fund personnel and processes, and 3) have expertise that has value to the Funds. As a result, there are situations where it is desirable to use the Fund's independent auditors for services in addition to the annual audit and where the potential for conflicts of interests are minimal. Consequently, this policy, which is intended to comply with Rule 210.2-01(C)(7), sets forth guidelines and procedures to be followed by the Funds when retaining the independent audit firm to perform audit, audit-related tax and other services under those circumstances, while also maintaining independence.

Approval of a service in accordance with this policy for a Fund shall also constitute approval for any other Fund whose pre-approval is required pursuant to Rule 210.2-01(c)(7)(ii).

In addition to the procedures set forth in this policy, any non-audit services that may be provided consistently with Rule 210.2-01 may be approved by the Audit Committee itself and any pre-approval that may be waived in accordance with Rule 210.2-01(c)(7)(i)(C) is hereby waived.

Selection of a Fund's independent auditors and their compensation shall be determined by the Audit Committee and shall not be subject to this policy.

                               SECTION II - POLICY

---------------- -------------------------------- -------------------------------------------------
SERVICE           SERVICE CATEGORY DESCRIPTION      SPECIFIC PRE-APPROVED SERVICE SUBCATEGORIES
CATEGORY
---------------- -------------------------------- -------------------------------------------------
I.  AUDIT        Services that are directly       o Accounting research assistance
SERVICES         related to performing the        o SEC consultation, registration
                 independent audit of the Funds     statements, and reporting
                                                  o Tax accrual related matters
                                                  o Implementation of new accounting
                                                    standards
                                                  o Compliance letters (e.g. rating agency
                                                    letters)
                                                  o Regulatory reviews and assistance
                                                    regarding financial matters
                                                  o Semi-annual reviews (if requested)
                                                  o Comfort letters for closed end
                                                    offerings
---------------- -------------------------------- -------------------------------------------------
II.              Services which are not           o AICPA attest and agreed-upon procedures
AUDIT-RELATED    prohibited under Rule            o Technology control assessments
SERVICES         210.2-01(C)(4) (the "Rule")      o Financial reporting control assessments
                 and are related extensions of    o Enterprise security architecture
                 the audit services support the     assessment
                 audit, or use the
                 knowledge/expertise gained
                 from the audit procedures as a
                 foundation to complete the
                 project.  In most cases, if
                 the Audit-Related Services are
                 not performed by the Audit
                 firm, the scope of the Audit
                 Services would likely
                 increase.  The Services are
                 typically well-defined and
                 governed by accounting
                 professional standards (AICPA,
                 SEC, etc.)
---------------- -------------------------------- -------------------------------------------------
 ------------------------------------- ------------------------------------
   AUDIT COMMITTEE APPROVAL POLICY               AUDIT COMMITTEE
                                                REPORTING POLICY
 ------------------------------------- ------------------------------------
 o "One-time" pre-approval             o A summary of all such
   for the audit period for all          services and related fees
   pre-approved specific service         reported at each regularly
   subcategories.  Approval of the       scheduled Audit Committee
   independent auditors as               meeting.
   auditors for a Fund shall
   constitute pre approval for
   these services.
 ------------------------------------- ------------------------------------
 o "One-time" pre-approval             o A summary of all such
   for the fund fiscal year within       services and related fees
   a specified dollar limit              (including comparison to
   for all pre-approved                  specified dollar limits)
   specific service subcategories        reported quarterly.

 o Specific approval is
   needed to exceed the
   pre-approved dollar limit for
   these services (see general
   Audit Committee approval policy
   below for details on obtaining
   specific approvals)

 o Specific approval is
   needed to use the Fund's
   auditors for Audit-Related
   Services not denoted as
   "pre-approved", or
   to add a specific service
   subcategory as "pre-approved"
 ------------------------------------- ------------------------------------

                     SECTION III - POLICY DETAIL, CONTINUED

----------------------- --------------------------- -----------------------------------------------
   SERVICE CATEGORY          SERVICE CATEGORY        SPECIFIC PRE-APPROVED SERVICE SUBCATEGORIES
                               DESCRIPTION
----------------------- --------------------------- -----------------------------------------------
III. TAX SERVICES       Services which are not      o Tax planning and support
                        prohibited by the Rule,     o Tax controversy assistance
                        if an officer of the Fund   o Tax compliance, tax returns, excise
                        determines that using the     tax returns and support
                        Fund's auditor to provide   o Tax opinions
                        these services creates
                        significant synergy in
                        the form of efficiency,
                        minimized disruption, or
                        the ability to maintain a
                        desired level of
                        confidentiality.
----------------------- --------------------------- -----------------------------------------------

------------------------------------- -------------------------
  AUDIT COMMITTEE APPROVAL POLICY         AUDIT COMMITTEE
                                          REPORTING POLICY
------------------------------------- -------------------------
------------------------------------- -------------------------
o "One-time" pre-approval             o A summary of
  for the fund fiscal  year             all such services and
  within a specified dollar limit       related fees
  				        (including comparison
  			                to specified dollar
  			                limits) reported
  			                quarterly.

o Specific approval is
  needed to exceed the
  pre-approved dollar limits for
  these services (see general
  Audit Committee approval policy
  below for details on obtaining
  specific approvals)

o Specific approval is
  needed to use the Fund's
  auditors for tax services not
  denoted as pre-approved, or to add a specific
  service subcategory as
  "pre-approved"
------------------------------------- -------------------------

                     SECTION III - POLICY DETAIL, CONTINUED

----------------------- --------------------------- -----------------------------------------------
   SERVICE CATEGORY          SERVICE CATEGORY        SPECIFIC PRE-APPROVED SERVICE SUBCATEGORIES
                               DESCRIPTION
----------------------- --------------------------- -----------------------------------------------
IV.  OTHER SERVICES     Services which are not      o Business Risk Management support
                        prohibited by the Rule,     o Other control and regulatory
A. SYNERGISTIC,         if an officer of the Fund     compliance projects
UNIQUE QUALIFICATIONS   determines that using the
                        Fund's auditor to provide
                        these services creates
                        significant synergy in
                        the form of efficiency,
                        minimized disruption,
                        the ability to maintain a
                        desired level of
                        confidentiality, or where
                        the Fund's auditors
                        posses unique or superior
                        qualifications to provide
                        these services, resulting
                        in superior value and
                        results for the Fund.
----------------------- --------------------------- -----------------------------------------------
--------------------------------------- ------------------------
    AUDIT COMMITTEE APPROVAL POLICY         AUDIT COMMITTEE
                                            REPORTING POLICY
------------------------------------- --------------------------
o "One-time" pre-approval             o A summary of
  for the fund fiscal year within       all such services and
  a specified dollar limit              related fees
  			               (including comparison
  			                to specified dollar
  				        limits) reported
                                        quarterly.
o Specific approval is
  needed to exceed the
  pre-approved dollar limits for
  these services (see general
  Audit Committee approval policy
  below for details on obtaining
  specific approvals)

o Specific approval is
  needed to use the Fund's
  auditors for "Synergistic" or
  "Unique Qualifications" Other
  Services not denoted as
  pre-approved to the left, or to
  add a specific service
  subcategory as "pre-approved"
------------------------------------- --------------------------

                     SECTION III - POLICY DETAIL, CONTINUED

----------------------- ------------------------- -----------------------------------------------
   SERVICE CATEGORY         SERVICE CATEGORY        SPECIFIC PROHIBITED SERVICE SUBCATEGORIES
                              DESCRIPTION
----------------------- ------------------------- -----------------------------------------------
PROHIBITED  SERVICES    Services which result     1. Bookkeeping or other services
                        in the auditors losing       related to the accounting records or
                        independence status          financial statements of the audit
                        under the Rule.              client*
                                                  2. Financial information systems design
                                                     and implementation*
                                                  3. Appraisal or valuation services,
                                                     fairness* opinions, or
                                                     contribution-in-kind reports
                                                  4. Actuarial services (i.e., setting
                                                     actuarial reserves versus actuarial
                                                     audit work)*
                                                  5. Internal audit outsourcing services*
                                                  6. Management functions or human
                                                     resources
                                                  7. Broker or dealer, investment
                                                     advisor, or investment banking services
                                                  8. Legal services and expert services
                                                     unrelated to the audit
                                                  9. Any other service that the Public
                                                     Company Accounting Oversight Board
                                                     determines, by regulation, is
                                                     impermissible
----------------------- ------------------------- -----------------------------------------------
------------------------------------------- ------------------------------
     AUDIT COMMITTEE APPROVAL POLICY               AUDIT COMMITTEE
                                                  REPORTING POLICY
------------------------------------------- ------------------------------
o These services are not to be              o A summary of all
  performed with the exception of the(*)      services and related
  services that may be permitted              fees reported at each
  if they would not be subject to audit       regularly scheduled
  procedures at the audit client (as          Audit Committee meeting
  defined in rule 2-01(f)(4)) level           will serve as continual
  the firm providing the service.             confirmation that has
  				              not provided any
                                              restricted services.
------------------------------------------- ------------------------------

--------------------------------------------------------------------------------
GENERAL AUDIT COMMITTEE APPROVAL POLICY:
o For all projects, the officers of the Funds and the Fund's auditors will each make an assessment to determine that any proposed projects will not impair independence.

o Potential services will be classified into the four non-restricted service categories and the "Approval of Audit, Audit-Related, Tax and Other Services" Policy above will be applied. Any services outside the specific pre-approved service subcategories set forth above must be specifically approved by the Audit Committee.

o At least quarterly, the Audit Committee shall review a report summarizing the services by service category, including fees, provided by the Audit firm as set forth in the above policy.

--------------------------------------------------------------------------------


    (2) Disclose the percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

    N/A

(f) If greater than 50 percent, disclose the percentage of hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant's full-time, permanent employees.

N/A

(g) Disclose the aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant.



N/A


(h) Disclose whether the registrant's audit committee of the board of trustees has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser (not including any subadviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.

The Fund's independent auditor, Ernst &
Young LLP ("E&Y"), has advised the Audit
Committee of the Fund's Board of Trustees that E&Ys Spanish affiliate (E&Y Spain) performed certain non-audit work for Pioneer Global
Investments Limited ("PGIL"), an affiliate of the Funds investment adviser. The services involved the receipt and disbursement of monies transferred to E&Y Spain by PGIL in payment of individual payroll and related income tax withholdings due on returns prepared by E&Y Spain for certain PGIL employees located in Spain from February 2001 to October 2005. E&Y became auditors of the Fund in May 2002. These payroll and tax services were discontinued in November 2005. The annual fee received by E&Y Spain for all such services totaled approximately 9,000 Euro per year. E&Y has informed the Audit Committee that based on its internal reviews and the de minimus nature of the services provided and fees received, E&Y does not believe its independence with respect to the Fund has been impaired or that it is disqualified from acting as independent auditors to the Fund.

N/A


ITEMS 5-6. [RESERVED]


ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

A closed-end management investment company that is filing an annual report on this Form N-CSR must, unless it invests exclusively in non-voting securities, describe the policies and procedures that it uses to determine how to vote proxies relating to portfolio securities, including the procedures that the company uses when a vote presents a conflict between the interests of its shareholders, on the one hand, and those of the company's investment adviser; principal underwriter; or any affiliated person (as defined in Section 2(a)(3) of the Investment Company Act of 1940 (15 U.S.C. 80a-2(a)(3)) and the rules thereunder) of the company, its investment adviser, or its principal underwriter, on the other. Include any policies and procedures of the company's investment adviser, or any other third party, that the company uses, or that are used on the company's behalf, to determine how to vote proxies relating to portfolio securities.

Not applicable to open-end management investment companies.


ITEM 8. [RESERVED]


ITEM 9. CONTROLS AND PROCEDURES.

(a) Disclose the conclusions of the registrant's principal executive officer or officers and principal financial officer or officers, or persons performing similar functions, about the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-2(c) under the Act (17 CFR 270.30a-2(c))) based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph.

The registrant's principal executive officer and principal financial officer have concluded, that the registrant's disclosure controls and procedures are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.


(b) Disclose whether or not there were significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

There were no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.


ITEM 10. EXHIBITS.

File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit.



(b) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act
(17 CFR 270.30a-2).

Filed herewith.

                                   SIGNATURES

                          [See General Instruction F]


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


(Registrant) Pioneer Large Cap Income Fund


By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr, President

Date  November 29, 2005


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr., President

Date November 29, 2005


By (Signature and Title)* /s/ Vincent Nave
Vincent Nave, Treasurer

Date November 29, 2005

* Print the name and title of each signing officer under his or her signature.